Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1,695,585	¥ 1,744,848
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,657,206	1,667,164
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 38,379	¥ 77,684